Income Taxes - Narrative (Details) - CAD ($) $ in Millions			6 Months Ended	12 Months Ended
	Jul. 01, 2020	Jul. 01, 2019	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency
Statutory income tax rate (percent)				24.00%	26.50%
Tax-affected non-capital losses				$ 293
Canada Revenue Agency
Income Tax Contingency
Statutory income tax rate (percent)	8.00%	11.00%	12.00%